Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
REVENUES	$ 26	$ 31
COST OF SALES	(22)	(27)
GROSS PROFIT	4	4
OPERATING EXPENSES
Research and development expenses	(898)	(670)	(366)
Sales and marketing expenses	(461)	(485)	(348)
General and administrative expenses	(2,259)	(1,909)	(1,104)
Other income	28
Share of net loss of a joint venture accounted for using the equity method	(21)	(10)
TOTAL OPERATING EXPENSES	(3,611)	(3,074)	(1,818)
OPERATING LOSS	(3,607)	(3,070)	(1,818)
Financial expenses	(59)	(69)	(151)
Financial income	765	792
FINANCIAL INCOME (EXPENSES) - NET	706	723	(151)
LOSS BEFORE INCOME TAX	(2,901)	(2,347)	(1,969)
Income tax expense			(1)
NET LOSS	(2,901)	(2,347)	(1,970)
ATTRIBUTABLE TO:
The parent company shareholders	(2,901)	(2,347)	(1,959)
Non-controlling interests			(11)
TOTAL PARENT COMPANY SHAREHOLDERS	$ (2,901)	$ (2,347)	$ (1,970)
LOSS PER COMMON SHARE – BASIC AND DILUTED (in Dollars per share)	$ (0.07)	$ (0.06)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES USED IN CALCULATION OF LOSS PER COMMON SHARE (in Shares)	44,394,844	39,832,861	35,194,844